Derivatives (Tables)	9 Months Ended
Jul. 29, 2011
Derivatives [Abstract]
Effect of Cash Flow Hedges on the Consolidated Statement of Income
The following table summarizes the effect of cash flow hedges on the Consolidated Statement of Income:

In thousands	Effective Portion

		Location of	Amount of
	Amount of	Gain/(Loss)	Gain/(Loss)
Derivative	Gain/(Loss)	Reclassified	Reclassified
Hedging	Recognized	from AOCI	from AOCI
Relationship	in OCI	into Earnings	into Earnings

Quarter ended July 29, 2011

Foreign currency
forward contracts	$2,945	Cost of sales	$413
		Sales	456

Nine months ended July 29, 2011

Foreign currency
forward contracts	$9,392	Cost of sales	$3,357
		Sales	4,039
Quarter ended July 30, 2010

Foreign currency
forward contracts	$11,529	Cost of sales	$(7,175)
		Sales	3,019

Nine months ended July 30, 2010

Foreign currency
forward contracts	$6,397	Cost of sales	$(7,333)
		Sales	3,876